SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Foreign loss not recognized in PRC	(12.00%)	(124.00%)
Permanent difference and others		160.00%
Change in valuation allowance	(65.00%)	253.00%
Effective tax rate	(52.00%)	314.00%